Lease (Details 3) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Summary of minimum obligations under operating lease agreements
2020		$ 101,505
2021	$ 103,780	104,549
2022	106,901	107,718
2023	90,696	64,284
2024
Total lease payments	301,377	378,055
Less: Amounts representing interest	(29,207)	(45,239)
Total operating lease liabilities	272,170	332,817	$ 356,689
Less: Current operating lease liabilities	(103,780)	(101,505)
Noncurrent operating lease liabilities	168,390	231,312
Summary of obligations under Finance leases
2020		939,972
2021	348,440	939,972
2022	1,241,361	571,498
2023	849,426	355,104
2024	441,725
Total lease payments	2,880,952	2,806,546
Less: Amounts representing interest	(231,509)	(260,276)
Total finance lease liabilities	2,649,442	2,546,270
Less: Current Finance lease liabilities	(1,139,828)	(833,148)
Noncurrent Finance lease liabilities	$ 1,509,615	$ 1,713,122